UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to:
Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E. 24th Floor Atlanta, GA 30308

Registrant's telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

Schedule of Investments

July 31, 2007 (Unaudited)

THE HENSSLER EQUITY FUND

	Shares	Value
Common Stocks 92.73%
Consumer Discretionary 8.93%
Building-Residential/Commercial 1.00%
Lennar Corp.	34,500	$ 1,057,770

Consumer Products Miscellaneous 1.70%
Fortune Brands, Inc.	22,000	1,788,600

Multimedia 2.08%
The Walt Disney Co.	66,325	2,188,725

Retail Building Products 0.94%
Lowe’s Companies, Inc.	35,500	994,355

Retail-Major Department Stores 3.21%
Target Corp.	55,870	3,384,046

Total Consumer Discretionary		9,413,496

Consumer Staples 16.32%
Beverages-Non-acoholic 4.03%
PepsiCo, Inc.	64,675	4,243,973

Consumer Products-Miscellaneous 2.72%
Church & Dwight, Inc.	58,500	2,870,010

Cosmetics & Toiletries 2.42%
Procter & Gamble Co.	41,300	2,554,818

Food-Miscellaneous Diversified 1.70%
McCormick & Co., Inc	52,500	1,793,400

Food-Wholesale-Distribution 2.49%
SYSCO Corp.	82,450	2,628,506

Retail-Drug Stores 2.96%
Walgreen Co.	70,670	3,122,201

Total Consumer Staples		17,212,908

Energy 7.13%
Oil & Gas 2.27%
Apache Corp.	29,600	2,390,200

Oil Company-Integrated 4.86%
Exxon Mobil Corp.	38,514	3,278,697
Total SA - ADR	23,500	1,847,335
		5,126,032

Total Energy		7,516,232

Financials 17.77%
Commercial Banks-Southern U.S. 3.57%
Cullen/Frost Bankers, Inc.	31,500	1,564,605
Synovus Financial Corp.	78,500	2,194,860
		3,759,465

Insurance-Multi-Line 3.46%
American International Group, Inc.	25,000	1,604,500
Lincoln National Corp.	34,000	2,050,880
		3,655,380

Investment Management/Advisory Services 6.16%
The Goldman Sachs Group, Inc.	13,200	2,486,088
Legg Mason, Inc.	17,500	1,575,000
T. Rowe Price Group, Inc.	46,600	2,429,258
		6,490,346

Money Center Banks 4.58%
Bank of America Corp.	50,600	2,399,452
The Bank of New York Co., Inc.	57,075	2,428,541
		4,827,993

Total Financials		18,733,184

Healthcare 16.22%
Healthcare-Distributor & Services 1.73%
Patterson Cos, Inc. **	51,000	1,829,370

Healthcare-Equipment & Supplies 2.19%
Medtronic, Inc.	23,000	1,165,410
Varian Medical Systems, Inc. **	28,000	1,142,400
		2,307,810

Medical Instruments 1.47%
Stryker Corp.	24,800	1,548,264

Medical Products 5.64%
Alcon, Inc.	10,500	1,433,250
Baxter International, Inc.	32,000	1,683,200
Johnson & Johnson	46,770	2,829,585
		5,946,035

Medical-Drugs 2.52%
Teva Pharmaceutical Industries Ltd. - ADR	63,175	2,654,614

Medical-HMO 2.67%
UnitedHealth Group, Inc.	58,100	2,813,783

Total Healthcare		17,099,876

Industrials 12.71%
Auto-Medium & Heavy Duty Trucks 1.77%
PACCAR, Inc.	22,764	1,862,550

Building & Construction Miscellaneous 1.05%
Genlyte Group, Inc. **	16,000	1,113,120

Diversified Industrials 7.39%
3M Co.	27,200	2,418,624
General Electric Co.	67,535	2,617,657
Illinois Tool Works, Inc.	50,100	2,758,005
		7,794,286

Electric Products 2.50%
Emerson Electric Co.	56,000	2,635,920

Total Industrials		13,405,876

Information Technology 13.65%
Computer Software 2.43%
Ansys, Inc. **	56,000	1,458,240
Intuit, Inc. **	38,500	1,102,640
		2,560,880

Computer-Micro 2.79%
International Business Machines Corp.	26,600	2,943,290

Computers & Peripherals 1.56%
Apple, Inc. **	12,500	1,647,000

Data Processing-Management 1.69%
Automatic Data Processing, Inc.	38,500	1,787,170

Networking Products 2.73%
Cisco Systems, Inc. **	99,500	2,876,545

Office Automation & Equipment 2.45%
Diebold, Inc.	51,000	2,584,171

Total Information Technology		14,399,056

Total Common Stocks (Cost $72,463,534)		97,780,628

Exchange Traded Funds 6.46%
Chemical-Diversified 3.02%
Materials Select Sector SPDR	81,000	3,191,400

Oil Company-Integrated 3.44%
Energy Select Sector SPDR	52,500	3,625,125

Total Exchange Traded Funds (Cost $4,470,086)		6,816,525

	Rate	Shares	Value
SHORT TERM INVESTMENTS 0.20%
Fifth Third Institutional Money Market Fund ^	5.20%	213,276	213,276

TOTAL SHORT TERM INVESTMENTS (Cost $213,276)			213,276

Total Investments (Cost $77,146,896)		99.39%	104,810,429

Other Assets in Excess of Liabilities		0.61%	638,933
NET ASSETS		100.00%	$105,449,362

**     Non Income Producing Security

^       Variable Rate Security; the coupon rate shown represents the rate at July 31, 2007.

ADR- American Depositary Receipt.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

July 31, 2007 (Unaudited)

Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price.  Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors.  Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board.  Securities with maturities of sixty (60) days or less are valued at amortized cost.

Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Income Tax – Net unrealized appreciation/depreciation of investments based on federal tax coasts were as follows:

Gross appreciation (excess of value over tax cost)	28,674,693
Gross depreciation (excess of tax cost over value)	(1,011,160)
Net unrealized appreciation	27,663,533
Total cost for federal income tax purposes	77,146,896

Other — Investment and shareholder transactions are recorded on trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 28, 2007

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 28, 2007